Debt (Tables)	12 Months Ended
Dec. 31, 2021
Debt Disclosure [Abstract]
Schedule of Future Principal Payments Under Loan

Future principal payments under the Loan as of December 31, 2021 are as follows (in thousands):

2022	$—
2023	4,000
2024	6,000
2025	5,000
Total future principal payments	15,000
Less unamortized debt discount	(1,344)
Total balance, balance sheet	$13,656
Term loan—current portion	—
Total balance as depicted on the balance sheet	$13,656